Accounts Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Accounts payable-related party (Note 17(ii))	$ 1,495	$ 6,507
Accounts Payable	23,029	25,625
Non-controlling shareholders of subsidiaries
Accounts payable-third parties	3,916	4,960
Third parties
Accounts payable-third parties	$ 17,618	$ 14,158